Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Oct. 31, 2018
Disclosure of internal credit grades [line items]
ECL allowance	$ 23	$ 23
Residential mortgages	207,531	207,749
Business and government loans	123,680	109,555
Customers' liability under acceptances	9,679	10,265
Financial instruments credit-impaired [member] | Stage 3 [member] | Other assets [member]
Disclosure of internal credit grades [line items]
Foreclosed assets	25	14
Business and government [member]
Disclosure of internal credit grades [line items]
Customers' liability under acceptances	9,679	10,265
Financial assets at fair value through net income [member]
Disclosure of internal credit grades [line items]
Residential mortgages	34	12
Business and government loans	$ 20,877	$ 16,424